Income Taxes - Detail of Deferred Tax Assets and Liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating and capital loss and tax credit carryforwards	$ 847.3	$ 778.1
Postretirement benefits	158.9	201.2
Pension benefits	278.6	258.6
Inventories	139.2	152.6
Other assets	132.8	114.2
Valuation allowance	(1,215.5)	(1,000.4)	$ (764.1)	$ (873.1)
Total deferred tax assets	341.3	504.3
Deferred tax liabilities:
Depreciable assets	(248.0)	(322.7)
Other liabilities	(30.6)	(43.6)
Total deferred tax liabilities	(278.6)	(366.3)
Net deferred tax assets	62.7	$ 138.0
Undistributed earnings of foreign subsidiaries	38.2
Unrecorded tax liability on undistributed earnings of foreign subsidiaries	$ 13.4